Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 27, 2018
Transactions With Related Party [Abstract]
Financial income	$ 7,052	$ 4,121	$ 36,444
Financial expenses	(378,386)	(407,990)	(425,019)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Credit payables (non-current)	21,100	35,600
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)	4,200	5,400
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired				16.47%
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Compensation received in lieu of dividends	4,300	5,500
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Credit receivables (current)	15,500	4,000
Related Parties [Member]
Details of Balances [Abstract]
Credit receivables (current)	23,067	13,350
Credit receivables (non-current)	10,082	21,355
Total receivables from related parties	33,149	34,705
Credit payables (current)	18,477	23,979
Credit payables (non-current)	6,810	17,115
Total payables to related parties	25,287	41,094
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services received	0	0	(101,582)
Financial income	2,017	978	3,721
Financial expenses	(155)	(195)	$ (398)
Board of Directors and CEO [Member]
Non-controlling ownership interest [Abstract]
Remuneraton received	3,400	2,500
Annual bonus	1,000	1,000
CEO [Member]
Non-controlling ownership interest [Abstract]
Long term award	$ 800	$ 0